UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — 23.1%
Canadian Pacer Auto Receivables Trust,
Series 2021-1A, Class A2A,
0.240%, due 10/19/23[1]	4,404,272	4,395,752
CCG Receivables Trust,
Series 2019-1, Class A2,
2.800%, due 09/14/26[1]	415,885	417,536
Series 2021-1, Class A2,
0.300%, due 06/14/27[1]	1,853,979	1,838,859
Chesapeake Funding II LLC,
Series 2019-1A, Class A1,
2.940%, due 04/15/31[1]	1,105,685	1,112,055
Series 2019-2A, Class A1,
1.950%, due 09/15/31[1]	1,524,190	1,531,706
Dell Equipment Finance Trust,
Series 2020-1, Class B,
2.980%, due 04/24/23[1]	2,737,000	2,775,927
Series 2020-1, Class C,
4.260%, due 06/22/23[1]	2,647,000	2,702,735
DLL LLC,
Series 2018-1, Class A4,
3.270%, due 04/17/26[1]	68,482	68,559
Series 2019-DA1, Class A4,
2.920%, due 04/20/27[1]	22,842,743	23,130,641
Series 2019-MA2, Class A3,
2.340%, due 09/20/23[1]	3,874,678	3,887,529
Series 2019-MT3, Class A3,
2.080%, due 02/21/23[1]	9,913,799	9,933,252
Series 2019-MT3, Class A4,
2.150%, due 09/21/26[1]	3,000,000	3,022,004
Enterprise Fleet Financing LLC,
Series 2018-2, Class A3,
3.340%, due 02/20/24[1]	1,219,777	1,219,874
Series 2018-3, Class A3,
3.550%, due 05/20/24[1]	15,267,608	15,325,550
Series 2019-1, Class A2,
2.980%, due 10/20/24[1]	1,063,888	1,066,254
Series 2019-2, Class A2,
2.290%, due 02/20/25[1]	5,381,547	5,408,688
Series 2019-3, Class A2,
2.060%, due 05/20/25[1]	13,689,963	13,773,693
Series 2020-1, Class A2,
1.780%, due 12/22/25[1]	9,882,806	9,935,213
Series 2020-2, Class A2,
0.610%, due 07/20/26[1]	3,568,655	3,549,339

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Enterprise Fleet Funding LLC,
Series 2021-1, Class A2,
0.440%, due 12/21/26[1]	5,404,174	5,359,927
Ford Credit Auto Lease Trust,
Series 2020-B, Class C,
1.700%, due 02/15/25	12,750,000	12,815,232
Ford Credit Auto Owner Trust,
Series 2017-1, Class A,
2.620%, due 08/15/28[1]	21,485,000	21,500,753
Series 2017-2, Class A,
2.360%, due 03/15/29[1]	22,500,000	22,716,052
Series 2017-2, Class B,
2.600%, due 03/15/29[1]	11,926,000	12,051,569
Series 2018-2, Class B,
3.610%, due 01/15/30[1]	10,000,000	10,317,003
Series 2019-A, Class A3,
2.780%, due 09/15/23	2,794,474	2,806,484
Ford Credit Floorplan Master Owner Trust,
Series 2018-2, Class A,
3.170%, due 03/15/25	11,480,000	11,747,453
Series 2019-3, Class A1,
2.230%, due 09/15/24	10,000,000	10,092,329
Series 2019-3, Class B,
2.420%, due 09/15/24	34,918,000	35,253,206
GM Financial Automobile Leasing Trust,
Series 2020-2, Class B,
1.560%, due 07/22/24	4,750,000	4,771,579
GM Financial Consumer Automobile Receivables Trust,
Series 2019-1, Class A3,
2.970%, due 11/16/23	381,108	382,625
GM Financial Floorplan Owner Revolving Trust,
Series 2019-1, Class A,
2.700%, due 04/15/24[1]	22,200,000	22,302,098
Series 2019-1, Class B,
2.860%, due 04/15/24[1]	8,000,000	8,038,921
Series 2019-1, Class C,
3.060%, due 04/15/24[1]	3,515,000	3,532,739
Series 2020-1, Class A,
0.680%, due 08/15/25[1]	10,000,000	9,905,830
Series 2020-1, Class C,
1.480%, due 08/15/25[1]	3,430,000	3,425,864
GreatAmerica Leasing Receivables Funding LLC,
Series 2019-1, Class A4,
3.210%, due 02/18/25[1]	1,667,000	1,686,321

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Honda Auto Receivables Owner Trust,
Series 2018-4, Class A3,
3.160%, due 01/17/23	153,960	154,242
Hyundai Auto Lease Securitization Trust,
Series 2020-B, Class A4,
0.580%, due 06/17/24[1]	1,550,000	1,544,386
Hyundai Auto Receivables Trust,
Series 2019-A, Class A3,
2.660%, due 06/15/23	2,801,218	2,812,046
Kubota Credit Owner Trust,
Series 2019-1A, Class A3,
2.460%, due 10/16/23[1]	1,657,377	1,669,329
MMAF Equipment Finance LLC,
Series 2014-AA, Class A5,
2.330%, due 12/08/25[1]	1,617,192	1,623,856
Series 2017-AA, Class A5,
2.680%, due 07/16/27[1]	2,073,730	2,086,737
Series 2017-B, Class A4,
2.410%, due 11/15/24[1]	1,691,307	1,699,499
NextGear Floorplan Master Owner Trust,
Series 2020-1A, Class A2,
1.550%, due 02/15/25[1]	28,022,000	28,115,554
Nissan Auto Lease Trust,
Series 2020-A, Class A4,
1.880%, due 04/15/25	4,500,000	4,521,959
Nissan Auto Receivables Owner Trust,
Series 2017-C, Class A4,
2.280%, due 02/15/24	219,857	219,996
Series 2018-B, Class A3,
3.060%, due 03/15/23	77,917	78,011
Series 2018-C, Class A3,
3.220%, due 06/15/23	706,616	709,231
Series 2019-A, Class A3,
2.900%, due 10/16/23	2,221,048	2,236,763
Santander Consumer Auto Receivables Trust,
Series 2020-AA, Class A,
1.370%, due 10/15/24[1]	1,240,169	1,242,664
Santander Retail Auto Lease Trust,
Series 2019-A, Class C,
3.300%, due 05/22/23[1]	1,544,649	1,546,682
Series 2019-C, Class B,
2.170%, due 11/20/23[1]	7,995,000	8,049,631
Series 2020-A, Class A3,
1.740%, due 07/20/23[1]	24,132,159	24,223,724

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Securitized Term Auto Receivables Trust,
Series 2019-1A, Class A3,
2.986%, due 02/27/23[1]	516,735	517,571
Synchrony Credit Card Master Note Trust,
Series 2017-2, Class B,
2.820%, due 10/15/25	14,917,808	15,120,881
Tesla Auto Lease Trust,
Series 2020-A, Class A2,
0.550%, due 05/22/23[1]	2,891,464	2,891,630
Toyota Auto Receivables Owner Trust,
Series 2018-D, Class A3,
3.180%, due 03/15/23	1,560,190	1,565,029
Series 2019-A, Class A3,
2.910%, due 07/17/23	1,068,214	1,075,091
USAA Auto Owner Trust,
Series 2019-1, Class A3,
2.160%, due 07/17/23	615,845	616,974
Verizon Owner Trust,
Series 2019-A, Class C,
3.220%, due 09/20/23	2,700,000	2,730,515
Series 2019-B, Class A1A,
2.330%, due 12/20/23	608,126	611,418
Series 2019-B, Class C,
2.600%, due 12/20/23	14,450,000	14,616,280
World Financial Network Credit Card Master Trust,
Series 2019-A, Class A,
3.140%, due 12/15/25	20,800,000	20,818,849
Series 2019-B, Class A,
2.490%, due 04/15/26	21,500,000	21,650,640
Series 2019-B, Class M,
3.040%, due 04/15/26	3,705,000	3,737,560
Series 2019-C, Class M,
2.710%, due 07/15/26	16,180,000	16,351,903
World Omni Auto Receivables Trust,
Series 2018-B, Class A3,
2.870%, due 07/17/23	122,741	122,924
Series 2018-C, Class A3,
3.130%, due 11/15/23	418,154	419,902
Series 2018-C, Class A4,
3.270%, due 09/16/24	2,610,000	2,644,086

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (concluded)
Series 2018-D, Class A3,
3.330%, due 04/15/24	344,139	346,781

Total asset-backed securities (cost — $493,105,901)		492,173,495

Certificates of deposit — 0.9%
MUFG Bank Ltd.
0.760%, due 01/17/23 (cost — $20,000,000)	20,000,000	19,958,225

Commercial paper[2] — 22.6%
AT&T, Inc.
0.376%, due 04/12/22[3]	16,000,000	15,988,987
0.477%, due 05/17/22[3]	25,000,000	24,965,845
Barclays Bank PLC
0.684%, due 01/03/23[3]	10,000,000	9,931,910
0.787%, due 01/03/23[3]	10,000,000	9,931,910
Canadian Imperial Bank of Commerce
0.849%, due 01/17/23[3]	20,000,000	19,810,070
Cigna Corp.
0.284%, due 02/11/22[3]	20,000,000	19,998,620
0.406%, due 04/19/22[3]	20,000,000	19,984,053
DBS Bank Ltd.
0.305%, due 06/01/22	25,000,000	24,970,422
Disney (Walt) Co.
0.230%, due 09/15/22	2,400,000	2,390,360
Enel Finance America LLC
0.407%, due 03/03/22[3]	15,000,000	14,996,745
0.407%, due 03/09/22[3]	15,000,000	14,995,961
0.407%, due 04/01/22[3]	15,000,000	14,992,000
0.407%, due 04/13/22[3]	10,000,000	9,992,960
0.787%, due 01/10/23[3]	10,000,000	9,909,987
Energy Transfer PL
0.350%, due 02/01/22	30,000,000	29,999,745
0.507%, due 02/01/22[3]	25,000,000	24,999,787
General Motors Financial Co., Inc.
0.406%, due 03/07/22[3]	25,000,000	24,989,476
0.426%, due 03/09/22[3]	10,000,000	9,995,488
0.508%, due 04/06/22[3]	30,000,000	29,972,212
Glencore Funding LLC
0.365%, due 03/22/22[3]	25,000,000	24,987,250
0.386%, due 04/07/22[3]	10,000,000	9,992,373
HSBC USA, Inc.
0.673%, due 10/11/22[3]	10,000,000	9,941,740

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2] — (concluded)
Humana, Inc.
0.375%, due 03/08/22[3]	23,000,000	22,993,146
0.375%, due 02/14/22[3]	15,000,000	14,998,542
Hyundai Capital America
0.300%, due 04/06/22	13,893,000	13,884,647
0.396%, due 05/10/22[3]	8,000,000	7,990,738
0.643%, due 12/01/22[3]	8,000,000	7,938,727
Societe Generale NA
0.735%, due 01/13/23[3]	25,000,000	24,786,017
Volkswagen Credit, Inc.
0.336%, due 03/01/22[3]	10,000,000	9,998,010

Total commercial paper (cost — $480,452,421)		480,327,728

Corporate bonds — 48.3%
Aerospace & defense — 0.6%
Boeing Co.
2.700%, due 05/01/22	7,000,000	7,041,443
2.800%, due 03/01/23	6,187,000	6,269,574

		13,311,017

Auto manufacturers — 3.9%
Daimler Finance North America LLC
3 mo. USD LIBOR + 0.880%,
1.040%, due 02/22/22[1,4]	9,750,000	9,754,095
3.400%, due 02/22/22[1]	14,682,000	14,706,472
Toyota Motor Corp.
2.157%, due 07/02/22	4,425,000	4,454,904
Toyota Motor Credit Corp.,
Series B, SOFR + 0.290%,
0.339%, due 09/13/24[4]	16,000,000	15,961,098
Volkswagen Group of America Finance LLC
0.750%, due 11/23/22[1]	5,000,000	4,983,654
2.900%, due 05/13/22[1]	31,786,000	31,980,714

		81,840,937

Banks — 25.4%
ANZ New Zealand Int’l Ltd/London
1.900%, due 02/13/23[1]	2,250,000	2,270,996
Bank of Montreal
SOFR + 0.320%,
0.368%, due 07/09/24[4]	2,000,000	1,993,616

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
Bank of Nova Scotia
SOFR + 0.445%,
0.493%, due 04/15/24[4]	26,882,000	26,905,925
BNP Paribas SA
2.950%, due 05/23/22[1]	18,070,000	18,204,176
3.250%, due 03/03/23	5,000,000	5,106,618
BPCE SA
2.750%, due 01/11/23[1]	8,000,000	8,128,973
3.000%, due 05/22/22[1]	52,600,000	53,005,401
Canadian Imperial Bank of Commerce
SOFR + 0.400%,
0.449%, due 12/14/23[4]	4,577,000	4,572,708
SOFR + 0.420%,
0.468%, due 10/18/24[4]	15,000,000	14,987,700
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.700%,
0.901%, due 03/10/22[1,4]	14,800,000	14,810,352
Credit Agricole SA
3.750%, due 04/24/23[1]	5,000,000	5,146,153
Credit Suisse AG
SOFR + 0.450%,
0.500%, due 02/04/22[4]	4,750,000	4,750,081
1.000%, due 05/05/23	20,000,000	19,926,800
Credit Suisse Group Funding Guernsey Ltd.
3.800%, due 09/15/22	32,994,000	33,592,223
Deutsche Bank AG,
Series E, SOFR + 0.500%,
0.549%, due 11/08/23[4]	12,000,000	11,989,354
Fifth Third Bank NA
1.800%, due 01/30/23	1,865,000	1,879,067
Goldman Sachs Group, Inc.
SOFR + 0.490%,
0.537%, due 10/21/24[4]	5,000,000	4,985,000
3.200%, due 02/23/23	10,000,000	10,203,463
ING Groep N.V.
3.150%, due 03/29/22	20,632,000	20,719,197
Macquarie Bank Ltd.
2.100%, due 10/17/22[1]	5,000,000	5,043,008
Mitsubishi UFJ Financial Group, Inc.
3 mo. USD LIBOR + 0.920%,
1.080%, due 02/22/22[4]	10,285,000	10,289,628
2.665%, due 07/25/22	20,000,000	20,183,088
3.455%, due 03/02/23	8,033,000	8,222,448

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (concluded)
Mizuho Bank Ltd.
3.500%, due 03/21/23[1]	550,000	563,585
Mizuho Financial Group, Inc.
3 mo. USD LIBOR + 0.940%,
1.116%, due 02/28/22[4]	4,630,000	4,632,870
2.953%, due 02/28/22	8,382,000	8,398,311
Morgan Stanley
2.750%, due 05/19/22	21,000,000	21,144,013
3.750%, due 02/25/23	17,793,000	18,319,681
National Bank of Canada
2.100%, due 02/01/23	23,000,000	23,239,073
2.150%, due 10/07/22[1]	10,000,000	10,085,653
NatWest Markets PLC
SOFR + 0.530%,
0.579%, due 08/12/24[1,4]	7,570,000	7,581,204
3.625%, due 09/29/22[1]	40,000,000	40,749,036
Royal Bank of Canada
SOFR + 0.340%,
0.389%, due 10/07/24[4]	20,000,000	19,967,641
3 mo. USD LIBOR + 0.730%,
0.862%, due 02/01/22[4]	7,143,000	7,143,000
Sumitomo Mitsui Financial Group, Inc.
2.778%, due 10/18/22	20,000,000	20,290,267
3.102%, due 01/17/23	5,000,000	5,092,562
Toronto-Dominion Bank
SOFR + 0.350%,
0.399%, due 09/10/24[4]	15,000,000	15,001,950
SOFR + 0.480%,
0.527%, due 01/27/23[4]	9,475,000	9,496,673
Truist Bank
SOFR + 0.200%,
0.248%, due 01/17/24[4]	7,000,000	6,988,520
Wells Fargo & Co.
3.500%, due 03/08/22	5,022,000	5,036,866
Westpac Banking Corp.
SOFR + 0.300%,
0.349%, due 11/18/24[4]	10,000,000	9,996,900

		540,643,780

Diversified financial services — 3.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.625%, due 07/01/22	3,280,000	3,331,034
American Express Co.
2.500%, due 08/01/22	15,000,000	15,116,999

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Diversified financial services — (concluded)
2.750%, due 05/20/22	19,795,000	19,883,090
3.400%, due 02/27/23	10,000,000	10,234,206
Capital One Financial Corp.
3.050%, due 03/09/22	20,000,000	20,010,245
3.200%, due 01/30/23	10,000,000	10,191,116
International Lease Finance Corp.
5.875%, due 08/15/22	1,520,000	1,559,484

		80,326,174

Electric — 5.4%
American Electric Power Co., Inc.,
Series F,
2.950%, due 12/15/22	19,917,000	20,153,142
Dominion Energy, Inc.
2.450%, due 01/15/23[1]	5,000,000	5,061,740
DTE Energy Co.
2.250%, due 11/01/22	3,775,000	3,810,309
Series H,
0.550%, due 11/01/22	24,500,000	24,434,167
Duke Energy Corp.
3.050%, due 08/15/22	20,000,000	20,131,950
Eversource Energy,
Series K,
2.750%, due 03/15/22	3,000,000	3,001,878
Series T, SOFR + 0.250%,
0.299%, due 08/15/23[4]	7,000,000	6,997,830
National Rural Utilities Cooperative Finance Corp.,
Series D, SOFR + 0.330%,
0.378%, due 10/18/24[4]	15,000,000	14,991,792
NextEra Energy Capital Holdings, Inc.
0.650%, due 03/01/23	5,000,000	4,978,000
3 mo. USD LIBOR + 0.720%,
0.898%, due 02/25/22[4]	5,000,000	5,002,070

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Electric — (concluded)
Southern Co.,
Series 2021, SOFR + 0.370%,
0.419%, due 05/10/23[4]	7,000,000	6,989,906

		115,552,784

Gas — 0.2%
CenterPoint Energy Resources Corp.
0.700%, due 03/02/23	5,000,000	4,963,924

Healthcare-services — 0.4%
Aetna, Inc.
2.750%, due 11/15/22	7,373,000	7,444,051

Insurance — 1.7%
Lincoln National Corp.
4.200%, due 03/15/22	26,238,000	26,353,658
Metropolitan Life Global Funding I
SOFR + 0.300%,
0.349%, due 09/27/24[1,4]	10,000,000	9,984,392

		36,338,050

Internet — 0.7%
eBay, Inc.
2.750%, due 01/30/23	15,000,000	15,225,473

Miscellaneous manufacturers — 0.1%
Siemens Financieringsmaatschappij N.V.
3 mo. USD LIBOR + 0.610%,
0.821%, due 03/16/22[1,4]	2,300,000	2,301,460

Oil & gas — 0.2%
Phillips 66
4.300%, due 04/01/22	4,653,000	4,681,406

Pharmaceuticals — 1.8%
AbbVie, Inc.
3.200%, due 11/06/22	4,700,000	4,759,210
Cigna Corp.
3.050%, due 11/30/22	10,000,000	10,163,700
CVS Health Corp.
2.750%, due 12/01/22	10,000,000	10,105,928
3.500%, due 07/20/22	1,072,000	1,081,212

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (concluded)
Pharmaceuticals — (concluded)
4.750%, due 12/01/22	6,500,000	6,639,094
GlaxoSmithKline Capital, Inc.
2.800%, due 03/18/23	5,000,000	5,094,439

		37,843,583

Pipelines — 0.9%
Enterprise Products Operating LLC
4.050%, due 02/15/22	20,000,000	20,024,354

Retail — 0.1%
Home Depot, Inc.
3 mo. USD LIBOR + 0.310%,
0.481%, due 03/01/22[4]	1,325,000	1,325,270

Semiconductors — 0.2%
Analog Devices, Inc.
SOFR + 0.250%,
0.299%, due 10/01/24[4]	5,000,000	4,999,400

Software — 2.5%
Oracle Corp.
2.500%, due 05/15/22	26,300,000	26,363,946
2.625%, due 02/15/23	18,044,000	18,277,413
Roper Technologies, Inc.
3.125%, due 11/15/22	9,084,000	9,192,463

		53,833,822

Telecommunications — 0.4%
Verizon Communications, Inc.
3 mo. USD LIBOR + 1.000%,
1.211%, due 03/16/22[4]	9,300,000	9,309,549

Total corporate bonds (cost — $1,031,904,699)		1,029,965,034

Mortgage-backed securities — 5.3%
Angel Oak Mortgage Trust,
Series 2020-5, Class A1,
1.373%, due 05/25/65[1,5]	4,545,506	4,520,167
Series 2020-R1, Class A1,
0.990%, due 04/25/53[1,5]	8,426,955	8,382,626
Series 2021-1, Class A1,
0.909%, due 01/25/66[1,5]	6,159,454	6,100,276

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities — (continued)
Series 2021-4, Class A1,
1.035%, due 01/20/65[1,5]	4,402,285	4,331,594
Series 2021-5, Class A1,
0.951%, due 07/25/66[1,5]	7,245,076	7,105,074
Series 2021-8, Class A1,
1.820%, due 11/25/66[1,5]	2,875,902	2,841,376
COLT Funding LLC,
Series 2021-3R, Class A1,
1.051%, due 12/25/64[1,5]	3,715,370	3,668,414
Series 2021-6, Class A1,
1.907%, due 12/25/66[1,5]	1,973,998	1,958,934
Series 2022-1, Class A1,
2.284%, due 12/27/66[6]	2,500,000	2,499,975
COLT Mortgage Loan Trust,
Series 2021-2, Class A1,
0.924%, due 08/25/66[1,5]	2,010,759	1,962,202
Series 2021-3, Class A1,
0.956%, due 09/27/66[1,5]	5,223,297	5,097,486
Series 2021-HX1, Class A1,
1.110%, due 10/25/66[1,5]	9,462,043	9,128,919
COLT Mortgage Pass-Through Certificates,
Series 2021-1R, Class A1,
0.857%, due 05/25/65[1,5]	1,204,401	1,192,175
Deephaven Residential Mortgage Trust,
Series 2022-1, Class A1,
2.205%, due 01/25/67[1,6]	2,000,000	1,999,349
Deephaven Residential Mortgage Trust,
Series 2021-1, Class A1,
0.715%, due 05/25/65[1,5]	1,808,185	1,785,394
GCAT Trust,
Series 2021-NQM4, Class A1,
1.093%, due 08/25/66[1,5]	6,962,119	6,807,640
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-NQM1, Class A1,
1.017%, due 07/25/61[1,5]	3,776,090	3,726,980
MFA Trust,
Series 2020-NQM3, Class A1,
1.014%, due 01/26/65[1,5]	649,887	644,578
Series 2021-NQM1, Class A1,
1.153%, due 04/25/65[1,5]	1,882,973	1,875,962
Series 2021-NQM2, Class A1,
1.029%, due 11/25/64[1,5]	3,153,261	3,103,290
New Residential Mortgage Loan Trust,
Series 2021-NQM3, Class A1,
1.156%, due 11/27/56[1,5]	8,359,489	8,218,337

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities — (concluded)
Verus Securitization Trust,
Series 2021-1, Class A1,
0.815%, due 01/25/66[1,5]	3,541,337	3,490,999
Series 2021-2, Class A1,
1.031%, due 02/25/66[1,5]	1,374,235	1,354,642
Series 2021-3, Class A1,
1.046%, due 06/25/66[1,5]	2,674,004	2,630,694
Series 2021-4, Class A1,
0.938%, due 07/25/66[1,5]	1,574,494	1,524,659
Series 2021-5, Class A1,
1.013%, due 09/25/66[1,5]	7,493,216	7,296,098
Series 2021-R1, Class A1,
0.820%, due 10/25/63[1,5]	7,099,173	7,062,271
Series 2021-R2, Class A1,
0.918%, due 02/25/64[1,5]	2,291,075	2,274,238

Total mortgage-backed securities (cost — $114,386,867)		112,584,349

	Number of shares
Short-term investments — 0.0%†
Investment companies — 0.0%†
State Street Institutional U.S. Government Money Market Fund, 0.030%[3] (cost — $145,177)	145,177	145,177
Total investments (cost — $2,139,995,065) — 100.2%		2,135,154,008

Liabilities in excess of other assets — (0.2)%		(3,989,735)

Net assets — 100.0%		$2,131,164,273

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

UBS Ultra Short Income Fund

Portfolio of investments – January 31, 2022 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	492,173,495	—	492,173,495
Certificates of deposit	—	19,958,225	—	19,958,225
Commercial paper	—	480,327,728	—	480,327,728
Corporate bonds	—	1,029,965,034	—	1,029,965,034
Mortgage-backed securities	—	112,584,349	—	112,584,349
Short-term investments	—	145,177	—	145,177
Total	—	2,135,154,008	—	2,135,154,008

At January 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $655,588,944, represented 30.8% of the Fund’s net assets at period end.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rates shown reflect yield at January 31, 2022.
[4]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[5]

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

[6]	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

Portfolio acronyms
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

UBS Series Funds

UBS Ultra Short Income Fund

Valuation of investments: The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair value determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Semi annual report to shareholders dated October 31, 2021.